INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 11,635	$ 9,894
Intangible assets with indefinite useful life	653	297
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	738
BIF India Holdings Pte Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	105
Australian regulated terminal
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,766	1,957
Percent of take or pay contracts	100.00%
Period of additional extension on take or pay contracts	49 years
North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,763	0
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,118	1,144
Revenue from construction contracts	16	31	$ 66
Profit (loss) recognised on exchanging construction services for financial asset	0	0	0
Borrowing costs capitalised	16	35	$ 20
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 928	$ 1,100
Annual percent adjustment consumer price index	3.50%
Bottom of range | North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	10
Top of range | North American Residential Energy Infrastructure Operation [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20